General information and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Exchange rates used for translation of one Euro	The principal exchange rates from local currency to euro used for translation purposes were:

	Average for the year ended 31 December			Closing as at 31 December
	2025	2024	2023	2025	2024
British pound	1.17	1.18	1.15	1.15	1.21
US dollar	0.89	0.92	0.92	0.85	0.96
Norwegian krone	0.09	0.09	0.09	0.08	0.08
Swedish krona	0.09	0.09	0.09	0.09	0.09
Icelandic krona	0.01	0.01	0.01	0.01	0.01
Australian dollar	0.57	0.61	0.61	0.57	0.60
Indonesian rupiah(A)	0.05	0.06	0.06	0.05	0.06
New Zealand dollar	0.52	0.56	0.57	0.49	0.54
Papua New Guinean kina	0.22	0.24	0.26	0.20	0.24
Philippine peso(B)	0.02	0.02	n/a	0.01	0.02
(A)Indonesian rupiah is shown as 1,000 IDR versus 1 euro.
(B)For the year ended 31 December 2024, the Philippine peso average rate is calculated as the average from
23 February 2024 to 31 December 2024.

Number of selling days by quarter	The following table summarises the number of selling days for the years ended
31 December 2025, 31 December 2024 and 31 December 2023 (based on a standard five day selling week):

	First half	Second half	Full year
2025	128	133	261
2024	130	132	262
2023	130	130	260